RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Disclosure of information about right of use assets

Figures in millions	Mine Infrastructure	Land and buildings	Total
	US Dollars
Cost
Balance at 1 January 2022	297	16	313
Additions	90	1	91
Derecognition and other movements (1)	(34)	—	(34)
Translation	(8)	(2)	(10)
Balance at 31 December 2022	345	15	360

Accumulated amortisation and impairments
Balance at 1 January 2022	135	3	138
Amortisation for the year	78	3	81
Impairment	17	—	17
Derecognition and other movements (1)	(29)	—	(29)
Translation	(4)	1	(3)
Balance at 31 December 2022	197	7	204
Net book value at 31 December 2022	148	8	156

Cost
Balance at 1 January 2023	345	15	360
Additions	77	6	83
Derecognition and other movements (1)	(48)	—	(48)
Translation	(1)	1	—
Balance at 31 December 2023	373	22	395

Accumulated amortisation and impairments
Balance at 1 January 2023	197	7	204
Amortisation for the year	77	3	80
Derecognition and other movements (1)	(38)	—	(38)
Impairment	10	—	10
Impairment reversal	(3)	—	(3)
Balance at 31 December 2023	243	10	253
Net book value at 31 December 2023	130	12	142

Cost
Balance at 1 January 2024	373	22	395
Additions	69	—	69
Acquisition through business combination	2	2	4
Derecognition and other movements (1)	(15)	—	(15)
Translation	(18)	1	(17)
Balance at 31 December 2024	411	25	436

Accumulated amortisation and impairments
Balance at 1 January 2024	243	10	253
Amortisation for the year	83	3	86
Derecognition and other movements (1)	(14)	—	(14)
Translation	(12)	—	(12)
Balance at 31 December 2024	300	13	313
Net book value at 31 December 2024	111	12	123
(1)Derecognition and other movements include amounts relating to modifications and terminations of leased assets.

Disclosure of quantitative information about leases for lessee

Figures in millions	2024	2023	2022
	US Dollars
Amounts recognised in the statement of cash flows including expenses on short- term leases, variable lease payments and leases on low value assets
Total cash outflow on leases including expenses on short-term leases, variable lease payments and leases on low value assets	861	939	875

Amounts recognised in the income statement for lease payments not included in lease liabilities
Expenses on short-term leases	23	32	19
Expenses on variable lease payments (1)	734	800	749
Expenses on leases of low value assets	2	2	15
(1) The variable lease payments consist mainly of mining and drilling contracts and constitutes 85% (2023: 85%; 2022: 86%) of total lease payments made during the period. The variable nature of these contracts is to allow equal sharing of pain and gain between the Group and its contractors. These payments are predominantly driven by performance measures on a per tonne or a per meter basis. The future cash flows to which the Group is potentially exposed to are not disclosed as their variability does not permit reliable forecasts.

Figures in millions - US Dollars	2024	2023	2022

Reconciliation of lease liabilities (1)
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	171	186	185
Acquisition through business combination	4	—	—
Lease liabilities recognised	69	83	90
Repayment of lease liabilities	(91)	(94)	(82)
Finance costs paid on lease liabilities	(11)	(11)	(10)
Interest charged to the income statement	12	12	11
Modifications and terminations	(3)	(7)	(7)
Translation	(10)	2	(1)
Closing balance	141	171	186

Lease liabilities
Non-current	65	98	115
Current	76	73	71
Total	141	171	186
(1) The Group leases a number of assets as part of its activities. These primarily include gas pipelines, ore haulage and site services, mining equipment and property. All lease contracts contain market review clauses in the event that the Group exercises its option to renew. A maturity analysis of lease liabilities is provided in Note 33.